Equity reserves (Narrative) (Details) Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees | $		$ (362)	$ 2,372
Number of share options granted in share-based payment arrangement		424	363
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 6.6
Expected dividend as percentage, share options granted		0.00%
Expected forfeiture rate of share options granted		0.00%
Weighted average remaining contractual life of outstanding share options		3 years 1 month 6 days	2 years 8 months 12 days
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		230	111